Cover	May 27, 2020	Feb. 12, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		May 27, 2020
Entity Registrant Name		First Midwest Bancorp, Inc.
Entity Central Index Key		0000702325
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		0-10967
Entity Tax Identification Number		36-3161078
Entity Address, Address Line One	8750 West Bryn Mawr Avenue
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code		60631-3655
City Area Code	708
Local Phone Number	831-7483
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.01 par value
Trading Symbol		FMBI
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false